Investments Accounted for Using Equity Method - Summary of Share of Profits/(Losses) of Investments Accounted for Using Equity Method (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share of (loss)/profit of investments accounted for using equity method:
Associates	¥ (45)	¥ 23	¥ (9)
Joint ventures	(2)	(4)	(9)
Share of (loss)/profit of investments accounted for using equity method	¥ (47)	¥ 19	¥ (18)